EQUIPMENT	12 Months Ended
Dec. 31, 2023
Disclosure Equipment Abstract
EQUIPMENT

10. EQUIPMENT

	Computer Equipment	Furniture and Equipment	Leasehold Improvements	Software	Vehicles	Total
Cost
Balance at December 31, 2021	$54,110	$342,472	$4,352	$29,967	$36,033	$466,934
Additions	60,240	528,080	-	-	-	588,320
Disposals	(18,688)	(36,099)	(4,352)	(29,967)	-	(89,106)
Balance at December 31, 2022	$95,662	$834,453	$-	$-	$36,033	$966,148
Additions	58,611	320,941	86,530	-	24,310	490,394
Disposals	(21,000)	(115,204)	-	-	-	(136,204)
Balance at December 31, 2023	$133,273	$1,040,192	$86,530	$-	$60,343	$1,320,338

Accumulated depreciation
Balance at December 31, 2021	$25,291	$102,277	$4,352	$24,737	$13,234	$169,891
Charge for the year	32,627	433,855	-	-	3,435	469,917
Disposals	(15,920)	(33,342)	(4,352)	(24,737)	-	(78,351)
Balance at December 31, 2022	$41,998	$502,790	$-	$-	$16,669	$561,457
Charge for the year	22,762	112,361	6,790	-	12,497	154,410
Disposals	(6,582)	(69,748)	-	-	-	(76,330)
Balance at December 31, 2023	$58,178	$545,403	$6,790	$-	$29,166	$639,537

Net book value:
December 31, 2022	$53,664	$331,663	$-	$-	$19,364	$404,691
December 31, 2023	$75,095	$494,789	$79,740	$-	$31,177	$680,801

During the year ended December 31, 2022 $508,607 of inventory that was used for rental services was transferred to equipment.

Draganfly Inc.

Amended and Restated Notes to the Consolidated Financial Statements

For the Year Ended December 31, 2023

Expressed in Canadian Dollars